Note 3 – Accrued Expense (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]	Accrued expense consists of the following at:

	March 31, 2014	December 31, 2013
Accrued Consulting Fees	$1,653,741	$1,504,634
Accrued Rent	655,692	651,672
Accrued Interest	68,080	61,029
	$2,377,513	$2,217,335
Accrued expense consists of the following at:

	December 31, 2012	December 31, 2013
Accrued Consulting Fees	$1,426,853	$1,504,634
Accrued Rent	594,289	651,672
Accrued Interest	105,146	61,029
	$2,126,288	$2,217,335